SUPPLEMENT TO THE PROSPECTUS
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                            OF EVERGREEN SECTOR FUNDS


         Evergreen Health Care Fund and Evergreen Technology Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectus entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 10/31/2003.

   Evergreen Health Care Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                            Class A             Class B             Class C             Class I
   Management Fees                           0.90%               0.90%               0.90%               0.90%
   12b-1 Fees                                0.30%               1.00%               1.00%               0.00%
   Other Expenses                            0.81%               0.81%               0.81%               0.81%
                                             -----               -----               -----               -----
    Total Fund Operating Expenses             2.01%               2.71%               2.71%               1.71%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $767           $774            $374           $174             $274               $274
   3 years            $1,169         $1,141           $841           $539             $841               $841
   5 years            $1,596         $1,635          $1,435          $928            $1,435             $1,435
   10 years           $2,778         $2,873          $3,041         $2,019           $2,873             $3,041

   Evergreen Technology Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                               Class A             Class B            Class C            Class I
   Management Fees                              0.90%               0.90%              0.90%              0.90%
   12b-1 Fees                                   0.30%               1.00%              1.00%              0.00%
   Other Expenses                               1.60%               1.60%              1.60%              1.60%
                                                -----               -----              -----              -----
    Total Fund Operating Expenses                2.80%               3.50%              3.50%              2.50%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $842           $853            $453           $253             $353               $353
   3 years            $1,393         $1,374          $1,074          $779            $1,074             $1,074
   5 years            $1,969         $2,017          $1,817         $1,331           $1,817             $1,817
   10 years           $3,523         $3,618          $3,774         $2,836           $3,618             $3,774

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Health Care Fund and Technology Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.90%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.85%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.75%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.70%
              -------------------------------------- -----------------




April 1, 2004                                                    569326 (4/04)